United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Global Total Return Bond Fund
(formerly, Federated International Bond Fund)
Portfolio of Investments
February 28, 2017 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—56.4%
		AUSTRALIAN DOLLAR—1.7%
		Sovereign—1.7%
300,000		Australia, Government of, 2.75%, 4/21/2024	$233,402
170,000		Australia, Government of, Series 21, 5.50%, 6/21/2021	146,740
		TOTAL AUSTRALIAN DOLLAR	380,142
		BRITISH POUND—6.3%
		Banking—1.2%
200,000		ICAP PLC, Sr. Unsecd. Note, Series EMTN, 5.50%, 7/31/2018	261,074
		Insurance—0.9%
150,000		MetLife Global Funding I, Series EMTN, 2.875%, 1/11/2023	202,075
		Sovereign—4.2%
140,000		United Kingdom, Government of, 3.25%, 1/22/2044	227,607
205,000		United Kingdom, Government of, 4.25%, 12/7/2027	334,222
100,000		United Kingdom, Government of, Bond, 4.25%, 3/7/2036	176,126
150,000		United Kingdom, Government of, Unsecd. Note, 4.00%, 3/7/2022	219,677
		TOTAL	957,632
		TOTAL BRITISH POUND	1,420,781
		CANADIAN DOLLAR—2.8%
		Sovereign—2.8%
600,000		Canada, Government of, 5.75%, 6/1/2029	644,853
		DANISH KRONE—0.2%
		Mortgage Banks—0.2%
262,234		Realkredit Danmark A/S, Series 23D, 5.00%, 10/1/2035	42,604
		EURO—20.0%
		Banking—4.1%
230,000		Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.75%, 10/26/2023	241,618
200,000		Intesa Sanpaolo SpA, Sub. Note, Series EMTN, 3.928%, 9/15/2026	217,018
400,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series EMTN, 2.75%, 8/24/2022	475,063
		TOTAL	933,699
		Sovereign—15.9%
290,000	[1,2]	Austria, Government of, Sr. Unsecd. Note, 0.75%, 10/20/2026	316,443
340,000	[1,2]	Belgium, Government of, 0.80%, 6/22/2025	372,313
70,000		France, Government of, 0.50%, 5/25/2025	73,590
210,000		France, Government of, 4.25%, 10/25/2023	280,742
80,000		France, Government of, Bond, 4.50%, 4/25/2041	131,298
75,000		France, Government of, O.A.T., 5.50%, 4/25/2029	119,218
410,000		Germany, Government of, 1.75%, 2/15/2024	497,156
90,000		Germany, Government of, Bond, 4.75%, 7/4/2034	160,539
600,000	[3]	Germany, Government of, Unsecd. Note, 0.00%, 10/8/2021	655,511
350,000		Italy, Government of, 2.15%, 12/15/2021	392,370
125,000	[1,2]	Netherlands, Government of, 1.75%, 7/15/2023	149,203
120,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	125,272
100,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	116,534
50,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	59,485

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
150,000	[1,2]	Spain, Government of, Unsecd. Note, 1.60%, 4/30/2025	$162,398
		TOTAL	3,612,072
		TOTAL EURO	4,545,771
		JAPANESE YEN—16.2%
		Banking—3.9%
70,000,000		Cooperatieve Rabobank UA, Series EMTN, 1.85%, 4/12/2017	624,221
25,000,000		European Investment Bank, Sr. Unsecd. Note, 2.15%, 1/18/2027	271,265
		TOTAL	895,486
		Sovereign—12.3%
40,000,000		Japan, Government of, 1.90%, 12/20/2023	403,828
18,500,000		Japan, Government of, Sr. Secd. Note, 0.10%, 12/15/2018	165,824
25,000,000		Japan, Government of, Sr. Unsecd. Note, 0.10%, 6/20/2019	224,193
65,000,000		Japan, Government of, Sr. Unsecd. Note, 0.10%, 12/20/2026	581,294
60,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	604,353
34,500,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	378,866
40,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	429,103
		TOTAL	2,787,461
		TOTAL JAPANESE YEN	3,682,947
		MEXICAN PESO—2.1%
		Sovereign—2.1%
10,000,000		Mexico, Government of, Sr. Unsecd. Note, 5.00%, 12/11/2019	473,872
		POLISH ZLOTY—1.2%
		Sovereign—1.2%
1,200,000		Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	267,411
		SWEDISH KRONA—0.7%
		Sovereign—0.7%
1,350,000		Sweden, Government of, 1.00%, 11/12/2026	156,137
		U.S. Dollar—5.2%
		Banking—3.7%
$250,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	257,927
270,000		Comerica Bank, Sr. Unsecd. Note, Series BKNT, 2.50%, 6/2/2020	271,469
100,000	[1,2]	Compania General de Combustibles SA, Sr. Unsecd. Note, Series 144A, 9.50%, 11/7/2021	105,600
200,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	201,750
		TOTAL	836,746
		Finance—0.8%
180,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	184,877
		Oil & Gas—0.7%
150,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	165,518
		TOTAL U.S. DOLLAR	1,187,141
		TOTAL BONDS (IDENTIFIED COST $13,054,730)	12,801,659
		U.S. TREASURY—22.3%
585,000		United States Treasury Bond, 2.875%, 11/15/2046	573,454
1,320,000		United States Treasury Note, 1.00%, 11/30/2018	1,316,545
565,000		United States Treasury Note, 1.375%, 12/15/2019	563,659
565,000		United States Treasury Note, 1.75%, 11/30/2021	561,385
180,000		United States Treasury Note, 2.00%, 11/15/2026	174,064

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	U.S. TREASURY—continued
$1,870,000	United States Treasury Note, 2.125%, 11/30/2023	$1,864,726
	TOTAL U.S. TREASURY (IDENTIFIED COST $5,008,519)	5,053,833
	PURCHASED CALL OPTION—0.0%
600,000	JPMorgan Chase & Co. USD Call/JPY Call Option, Strike Price $111.80, Expiration Date 3/7/2017 (IDENTIFIED COST $3,510)	4,817
	INVESTMENT COMPANIES—18.6%[4]
51,193	Emerging Markets Core Fund	516,539
245,301	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[5]	245,374
215,372	Federated Mortgage Core Portfolio	2,114,957
145,307	Federated Project and Trade Finance Core Fund	1,348,451
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,246,061)	4,225,321
	TOTAL INVESTMENTS (IDENTIFIED COST $22,312,820)[6]	22,085,630
	OTHER ASSETS AND LIABILITIES - NET—2.7%[7]	602,530
	TOTAL NET ASSETS—100%	$22,688,160
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8E-mini S&P 500 Futures, Short Futures	4	$472,550	March 2017	$(15,087)
[8]Euro-Bund Futures, Short Futures	2	EUR 351,827	March 2017	$461
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(14,626)
The average notional value of long and short futures contracts held by the Fund throughout the period was $902,574 and $206,094, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $15,503. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/6/2017	Morgan Stanley	800,000 EUR	97,465,600 JPY	$(20,026)
5/23/2017	Bank of America	490,000 AUD	$377,310	$(2,330)
5/23/2017	Bank of America	$450,000	6,022,800 ZAR	$(2,315)
5/23/2017	Barclays	4,400,000 NOK	4,680,148 SEK	$4,504
5/23/2017	Barclays	$450,000	5,991,750 ZAR	$17
5/23/2017	Barclays	$790,000	88,381,250 JPY	$421
5/23/2017	BNP Paribas	4,000,000 SEK	49,860,000 JPY	$(437)
5/23/2017	Citibank	150,000 EUR	$158,365	$1,172
5/23/2017	Citibank	$63	60 SEK	$—
5/23/2017	Citibank	$935,000	105,170,474 JPY	$(4,570)
5/23/2017	Goldman Sachs	1,400,000 AUD	$1,074,339	$(2,967)
5/23/2017	JP Morgan	230,000 EUR	5,067,784 MXN	$(4,601)
5/23/2017	JP Morgan	400,000 GBP	$503,033	$(5,690)
5/23/2017	JP Morgan	400,000 NZD	$287,440	$(53)
5/23/2017	JP Morgan	$250,000	5,168,363 MXN	$(4,171)
5/23/2017	JP Morgan	$800,000	1,040,963 CAD	$15,687

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
5/23/2017	Morgan Stanley	$270,000	2,395,887 SEK	$3,457
5/23/2017	Morgan Stanley	$525,000	4,608,187 SEK	$12,337
Contracts Sold:
3/6/2017	Morgan Stanley	800,000 EUR	97,078,000 JPY	$16,575
5/8/2017	Citibank	$315,000	358,618,050 KRW	$2,371
5/23/2017	Bank of America	490,000 AUD	$374,654	$(326)
5/23/2017	Bank of America	$400,000	5,266,800 ZAR	$(4,461)
5/23/2017	Barclays	600,000 AUD	639,120 NZD	$27
5/23/2017	Barclays	580,000 AUD	$444,154	$300
5/23/2017	Barclays	4,400,000 NOK	4,660,568 SEK	$(6,682)
5/23/2017	BNP Paribas	4,000,000 SEK	50,658,000 JPY	$7,566
5/23/2017	Citibank	400,000 GBP	$502,610	$5,267
5/23/2017	Citibank	$400,000	45,198,768 JPY	$3,796
5/23/2017	Citibank	$220,000	2,472,140 JPY	$856
5/23/2017	Credit Agricole	$400,000	519,004 CAD	$(8,956)
5/23/2017	Credit Agricole	$250,000	5,137,375 MXN	$2,647
5/23/2017	Goldman Sachs	1,400,000 AUD	$1,056,300	$(15,072)
5/23/2017	JP Morgan	230,000 EUR	5,091,142 MXN	$5,750
5/23/2017	JP Morgan	220,000 GBP	$275,865	$2,326
5/23/2017	JP Morgan	400,000 NZD	$284,913	$(2,474)
5/23/2017	JP Morgan	$790,000	88,279,000 JPY	$(1,335)
5/23/2017	JP Morgan	$400,000	522,458 CAD	$(6,354)
5/23/2017	JP Morgan	$320,000	2,845,168 SEK	$(3,474)
5/23/2017	JP Morgan	$270,000	2,398,194 SEK	$(3,200)
5/23/2017	JP Morgan	$205,000	1,820,851 SEK	$(2,430)
11/15/2017	JP Morgan	$180,000	176,288 CHF	$(1,281)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(18,129)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $554,600 and $534,793, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/(Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $1,774,516, which represented 7.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $1,774,516, which represented 7.8% of total net assets.
3	Zero coupon bond.
4	Affiliated holdings.
Transactions with the affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	—	1,534,613	—	63,511	1,598,124
Purchases/Additions	51,193	7,469,908	240,373	81,796	7,843,270
Sales/Reductions	—	(8,759,220)	(25,001)	—	(8,784,221)
Balance of Shares Held 2/28/2017	51,193	245,301	215,372	145,307	657,173
Value	$516,539	$245,374	$2,114,957	$1,348,451	$4,225,321
Dividend Income	$2,432	$3,670	$6,103	$8,785	$20,990

5	7-day net yield.
6	At February 28, 2017, the cost of investments for federal tax purposes was $22,402,202. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $316,572. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $195,881 and net unrealized depreciation from investments for those securities having an excess of cost over value of $512,453.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$12,801,659	$—	$12,801,659
U.S. Treasury	—	5,053,833	—	5,053,833
Purchased Call Option	—	4,817	—	4,817
Investment Companies[1]	245,374	3,979,947	—	4,225,321
TOTAL SECURITIES	$245,374	$21,840,256	$—	$22,085,630
Other Financial Instruments:[2]
Assets	$461	$85,076	$—	$85,537
Liabilities	(15,087)	(103,205)	—	(118,292)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(14,626)	$(18,129)	$—	$(32,755)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $3,979,947 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed of Emerging Markets Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Other financial instruments include futures contracts and foreign exchange contracts.	2
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated International Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017